LOANS - Financial leasing portfolio - Contracts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Gross investment	$ 29,523,749	$ 21,802,440
Net investment	13,914,334	13,275,797
Not later than one year [member]
Disclosure of financial assets [line items]
Gross investment	13,480,780	4,378,980
Net investment	6,398,382	1,962,546
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Gross investment	6,560,824	8,502,594
Net investment	2,532,708	5,585,560
More than 5 years [member]
Disclosure of financial assets [line items]
Gross investment	9,482,145	8,920,866
Net investment	$ 4,983,244	$ 5,727,691